INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forwards	$ 3,700,000	$ 2,440,000
Temporary differences	(520,000)	(160,000)
Total deferred tax asset	3,180,000	2,280,000
Valuation allowance	$ (2,280,000)	$ (3,180,000)